Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Jul. 25, 2011	Sep. 30, 2013 pipeline customer	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Interest Rate Swap [Member] instruments_held	Mar. 31, 2013 Note Payable March 31, 2012 [Member]	Sep. 30, 2013 Note Payable March 31, 2012 [Member]	Sep. 30, 2013 Note Payable December 1, 2015 [Member]	Jul. 25, 2011 Common Stock [Member]	Sep. 30, 2011 Common Stock [Member]	Sep. 30, 2013 Partial Payment on Sale of Natural Gas Distribution Assets [Member]	Sep. 30, 2013 Payment for Relocating a Portion of Natural Gas Distribution Main [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of customers		58,200
Remaining amount of regulatory assets that did not earn a return during the recovery period		$ 4,591,357
Regulatory utility assets provision, review period		5 years
Composite weighted-average depreciation rate		3.35%	3.34%	3.34%
Term of customer note											5 years	24 months
Note amortization period											15 years
Unbilled revenue		1,056,253	951,301
Deferred charges, amortization period		12 months
Percentage of total revenue		5.00%
Maximum percentage of accounts receivable from a single customer		5.00%
Franchise effective date		Jan. 01, 2016
Number of pipelines		2
Percentage of natural gas provided by the two primary pipelines		100.00%
Number of derivative instruments					2
Unsecured term note							15,000,000	5,000,000
Issuance date						Nov. 28, 2005	Nov. 28, 2005	Oct. 01, 2008
Fixed rate related to interest rate swap						5.74%	5.74%	5.79%
Fair value of interest rate hedges		935,000
Dividend declared date	Jul. 25, 2011
Stock split ratio	2
Dividend payable date	Sep. 01, 2011
Dividend recorded date	Aug. 15, 2011
Common stock, par value (in usd per share)	$ 5	$ 5	$ 5
Amount reclassified from "Capital in excess of par value" to "Common Stock"				$ 0					$ 11,560,575	$ 11,560,575
Amount reclassified from "Capital in excess of par value" to "Common Stock"	2,312,115